Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Taxation
Schedule of the combined effects of EIT exemptions and tax rate reductions

The following table presents the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2017, 2018 and 2019 (in thousands except per share data):

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	1,464,587	1,621,063	1,665,199
Earnings per share effect, basic	0.45	0.50	0.52
Earnings per share effect, diluted	0.44	0.50	0.51

Schedule of component of income tax expenses

The following table sets forth the component of income tax expenses of the Group for the years ended December 31, 2017, 2018 and 2019 (in thousands):

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax expense	2,594,295	2,531,271	2,764,097
Deferred tax (benefit)/expense	(438,307)	(70,621)	150,629
Income tax expenses	2,155,988	2,460,650	2,914,726

Schedule of reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate

	For the year ended December 31,
	2017	2018	2019
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(0.6)	(0.1)	(2.8)
Effect due to different tax rates applicable to overseas entities	(0.7)	2.8	(0.9)
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs	(15.4)	(19.4)	(13.6)
Change in valuation allowance	2.2	7.8	4.9
Effect of withholding income tax	5.1	6.1	5.2
Effective income tax rate	15.6	22.2	17.8

Summary of net operating tax loss carry forwards

As of December 31, 2019, certain entities of the Group had net operating tax loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2020	3,123
Loss expiring in 2021	181,883
Loss expiring in 2022	903,855
Loss expiring in 2023	3,618,659
Loss expiring after 2024	3,594,379
8,301,899

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2018 and 2019 (in thousands):

	December 31,	December 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Deferred revenue, primarily for advanced payments from online games customers	507,982	484,637
Accruals	589,322	478,484
Depreciation of fixed assets	5,103	4,827
Amortization of Intangible assets	16,059	9,360
Net operating tax loss carry forward	1,215,444	2,075,475
	2,333,910	3,052,783
Less: valuation allowance	(1,269,615)	(2,148,879)
Total	1,064,295	903,904

	December 31,	December 31,
	2018	2019
	RMB	RMB
Deferred tax liabilities:
Withholding income tax(d)	391,862	382,030
Others	736	—
Total	392,598	382,030

Schedule of movement of the aggregate valuation allowances for deferred tax assets	The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

	Balance at	Provision/(Write-off)	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2017	241,394	230,995	472,389
2018	472,389	797,226	1,269,615
2019	1,269,615	879,264	2,148,879